Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the shares of Class A common stock reflected in the condensed balance sheets as temporary equity
Gross proceeds for the Initial Public Offering	$172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants	(6,210,000)
Class A common stock issuance costs	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs	(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	19,990,222
Class A common stock subject to possible redemption, as of December 31, 2021	172,500,000
Plus:
Re-measurement of carrying value to redemption value	7,428
Class A common stock subject to possible redemption, as of June 30, 2022	$172,507,428

Gross proceeds for the Initial Public Offering	$172,500,000
Less:
Proceeds allocated to the fair value of Public Warrants	(6,210,000)
Class A common stock issuance costs	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock	(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	19,990,222

Class A common stock subject to possible redemption	$172,500,000

Schedule of basic and diluted net loss per common share
	For the Three Months Ended June 30, 2022				For the Six Months Ended June 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$(693,266)	$(173,317)	$(2,277,814)	$(569,453)	$3,931,205	$982,801	$(1,155,513)	$(303,654)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	17,250,000	4,312,500	17,250,000	4,312,500	16,291,667	4,281,250

Basic and diluted net income (loss) per share of common stock	$(0.04)	$(0.04)	$(0.13)	$(0.13)	$0.23	$0.23	$(0.07)	$(0.07)

	Year Ended December 31, 2021		For the Period from September 24, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(323,233)	$(82,793)	$—	$(1,893)
Denominator:
Basic and diluted weighted average shares outstanding	16,776,099	4,297,047	—	3,750,000
Basic and diluted net loss per common share	$(0.02)	$(0.02)	$—	$(0.00)